Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 18,965	$ 24,549
Derivative liabilities	21	2,208
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	18,965	24,549
Derivative liabilities	$ 21	$ 2,208